Subsequent Events (Details) $ / shares in Units, $ in Thousands						6 Months Ended
	Sep. 03, 2024 USD ($)	Aug. 15, 2024 USD ($)	Jul. 09, 2024 USD ($) $ / shares	Sep. 07, 2021 $ / shares	Jan. 15, 2021 USD ($)	Jun. 30, 2024 Options
Tuva Facility
Subsequent Events
Final payment which includes balloon payment and last quarterly installment					$ 57,400
Spread on variable rate					2.16%
Common units
Subsequent Events
Cash distributions paid in the period per unit | $ / shares				$ 0.52
Torill Knutsen
Subsequent Events
Fixed term of contract						3 years
Number of options to extend one year periods | Options						3
Option to extend term (in years)						1 year
Ingrid Knutsen
Subsequent Events
Fixed term of contract						2 years
Subsequent event | Common units
Subsequent Events
Cash distributions paid in the period per unit | $ / shares			$ 0.026
Subsequent event | Series A Preferred unit
Subsequent Events
Cash distribution			$ 1,700
Subsequent event | KNOT Shuttle Tankers AS
Subsequent Events
Cash payment received relating to difference between the prices of transactions	$ 1,100
Subsequent event | KNOT Shuttle Tankers AS | KNOT Shuttle Tankers 20 AS
Subsequent Events
Sale price	30,000
Subsequent event | KNOT Shuttle Tankers AS | KNOT Shuttle Tankers 31 AS
Subsequent Events
Purchase price for acquisition	97,500
Outstanding indebtedness	69,000
Capitalized fees	$ 400
Subsequent event | Torill Knutsen
Subsequent Events
Term for insurance compensation after the date of the breakage		14 days
Repair cost deductible amount		$ 150
Subsequent event | Tuva Knutsen
Subsequent Events
Option to extend term (in years)	10 years
Charter term for receiving from charterer a rate of hire	7 years